Commitments and Contingencies - Summary of Contingent Liabilities and Credit Commitments (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Commitments on loans and unused credit lines: Revocable loans	₸ 370,278	₸ 293,401
Guarantees issued and similar commitments	326
Total contingent liabilities and credit commitments	₸ 370,604	₸ 293,401